Filed Pursuant to Rule 485(b)

Registration No.   002-71299

811-03153

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 275	X

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 281	X

RUSSELL INVESTMENT COMPANY
(Exact Name of Registrant as Specified in Charter)

401 Union Street, 18th Floor, Seattle, Washington  98101

(Address of Principal Executive Office)     (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Albaneze, Esq. Associate General Counsel Russell Investment Company 401 Union Street, 18th Floor Seattle, Washington 98101 206-505-4846	Stephanie Capistron, Esq. Dechert LLP One International Place, 40th Floor Boston, Massachusetts 02110 617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

(  ) immediately upon filing pursuant to paragraph (b)

(X) on October 20, 2026 pursuant to paragraph (b)

(  ) 60 days after filing pursuant to paragraph (a)(1)

(  ) on __________________, pursuant to paragraph (a)(1)

(  ) 75 days after filing pursuant to paragraph (a)(2)

(  ) on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 274 to Registration Nos. 002-71299 and 811-03153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 275 to Registration Nos. 002-71299 and 811-03153. This Post-Effective Amendment No. 275 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 274. The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before October 20, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 275 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 8th day of October, 2026.

RUSSELL INVESTMENT COMPANY
Registrant

By: *
Vernon Barback, Trustee, President and
Chief Executive Officer (Principal Executive Officer)

/s/ Jessica Gates

* By Jessica Gates

Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on October 8, 2026.

Signatures	Signatures

*	*
Vernon Barback, Trustee, President and Chief Executive Officer (Principal Executive Officer)	Ross Erickson, Treasurer, Chief Financial Officer (Principal Financial Officer) and Chief Accounting Officer (Principal Accounting Officer)

*	*
Michelle Cahoon, Trustee	Michael Day, Trustee

*	*
Julie Dien Ledoux, Trustee	Jeremy May, Trustee

*	*
Ellen M. Needham, Trustee	Jeannie Shanahan, Trustee

*	*
Raymond P. Tennison, Jr., Trustee	Jack R. Thompson, Trustee

/s/ Jessica Gates

*By Jessica Gates

Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 271 to Registration Statement Nos. 002-71299 and  811-03153.